Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	€ 339,285	€ 158,045	€ 585,886	€ 258,998
Cost of sales	(27,658)	(31,447)	(45,173)	(48,963)
Gross profit	311,627	126,598	540,713	210,035
Research and development expenses	(75,888)	(71,988)	(134,932)	(158,591)
Selling, general, and administrative expenses	(173,341)	(107,561)	(318,571)	(208,608)
Other operating income	158,067		158,067
Operating profit/(loss)	220,465	(52,951)	245,277	(157,164)
Share of profit/(loss) of associates	3,836	(4,097)	(6,415)	22,482
Finance income	19,965	55,059	9,347	83,912
Finance expenses	(14,173)	(33,018)	(66,292)	(77,803)
Profit/(loss) before tax	230,093	(35,007)	181,917	(128,573)
Income taxes (expenses)	(23,123)	(3,848)	654,393	(4,909)
Net profit/(loss) for the period	206,970	(38,855)	836,310	(133,482)
Attributable to owners of the Company	€ 206,970	€ (38,855)	€ 836,310	€ (133,482)
Basic earnings/(loss) per share	€ 3.22	€ (0.64)	€ 13.27	€ (2.22)
Diluted earnings/(loss) per share	€ 2.83	€ (0.82)	€ 12.73	€ (2.22)
Statement of comprehensive income [abstract]
Net profit/(loss) for the period	€ 206,970	€ (38,855)	€ 836,310	€ (133,482)
Items that may be reclassified subsequently to profit or (loss):
Exchange differences on translating foreign operations	4,859	(1,399)	7,917	(1,474)
Other comprehensive income/(loss) for the period, net of tax	4,859	(1,399)	7,917	(1,474)
Total comprehensive income/(loss)	211,829	(40,254)	844,227	(134,956)
Attributable to owners of the Company	€ 211,829	€ (40,254)	€ 844,227	€ (134,956)